Note Allowance for loan losses (Average recorded investment and interest income recognized on impaired loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 998,573	$ 957,050
Interest Income Recognized	34,685	24,448
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	693	130
Interest Income Recognized	50	4
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	138,832	117,182
Interest Income Recognized	5,742	4,745
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	148,967	156,890
Interest Income Recognized	6,528	4,939
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	69,406	60,466
Interest Income Recognized	4,097	1,899
Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	11,659
Interest Income Recognized	25
Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	518,296	513,715
Interest Income Recognized	17,828	12,861
Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,195	1,642
Interest Income Recognized	0	0
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	31,953	36,109
Interest Income Recognized	0	0
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,904	2,964
Interest Income Recognized	0	0
Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	69,007	64,972
Interest Income Recognized	415	0
Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,413	2,065
Interest Income Recognized	0	0
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,248	915
Interest Income Recognized	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	973,076	944,575
Interest Income Recognized	34,520	24,248
PUERTO RICO | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	693	130
Interest Income Recognized	50	4
PUERTO RICO | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	138,832	117,182
Interest Income Recognized	5,742	4,745
PUERTO RICO | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	148,967	156,890
Interest Income Recognized	6,528	4,939
PUERTO RICO | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	69,406	60,466
Interest Income Recognized	4,097	1,899
PUERTO RICO | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,094
Interest Income Recognized	25
PUERTO RICO | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	509,038	504,709
Interest Income Recognized	17,663	12,661
PUERTO RICO | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,195	1,642
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	31,953	36,109
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	68,237	64,467
Interest Income Recognized	415	0
PUERTO RICO | Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,413	2,065
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,248	915
Interest Income Recognized	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	25,497	12,475
Interest Income Recognized	165	200
UNITED STATES | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,565
Interest Income Recognized	0
UNITED STATES | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,258	9,006
Interest Income Recognized	165	200
UNITED STATES | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,904	2,964
Interest Income Recognized	0	0
UNITED STATES | Consumer | Personal Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	770	505
Interest Income Recognized	0	0
UNITED STATES | Consumer | Auto Loan | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0